CONVERTIBLE NOTES - Key assumptions used in determining fair value of 2025 Convertible Note (Details)	Dec. 31, 2025	Dec. 31, 2024
2025 Convertible Notes | Risk-free interest rate | Minimum
CONVERTIBLE NOTES
Measurement input	0.0345
2025 Convertible Notes | Risk-free interest rate | Maximum
CONVERTIBLE NOTES
Measurement input	0.0357
2025 Convertible Notes | Volatilities | Minimum
CONVERTIBLE NOTES
Measurement input	0.4357
2025 Convertible Notes | Volatilities | Maximum
CONVERTIBLE NOTES
Measurement input	0.5449
2025 Convertible Notes | Bond yields | Minimum
CONVERTIBLE NOTES
Measurement input	0.1689
2025 Convertible Notes | Bond yields | Maximum
CONVERTIBLE NOTES
Measurement input	0.1703
2024 Convertible Notes | Risk-free interest rate
CONVERTIBLE NOTES
Measurement input		0.0425
2024 Convertible Notes | Volatilities
CONVERTIBLE NOTES
Measurement input		0.567
2024 Convertible Notes | Bond yields
CONVERTIBLE NOTES
Measurement input		0.1012